5. Income Taxes: Summary of Operating Loss Carryforwards as of December 31, 2014 and 2013 (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Summary of Operating Loss Carryforwards as of December 31, 2014 and 2013

		December 31
		2014		2013
Individual components giving rise to the deferred tax assets are as follows:	$		$
Future tax benefit arising from net operating loss carryovers		847,235		519,562
Less valuation allowance		(847,235)		(519,562)
Net deferred asset		$-		$-